Computation of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Loss from continuing operations	$ 4,114	$ (772)	$ (1,577)	$ (1,913)	$ (1,283)	$ (6,733)	$ (3,100)	$ (3,069)	$ (148)	$ (14,185)	$ (8,768)
Earnings (loss) from discontinued operations, net of income taxes									5,560	4,151	1,300
Net earnings (loss)	5,032	767	(500)	113	516	(5,860)	(1,923)	(2,767)	5,412	(10,034)	(7,468)
Loss attributable to noncontrolling interest	91								(91)
Net earnings (loss) attributable to Real Industry, Inc.	$ 4,941	$ 767	$ (500)	$ 113	$ 516	$ (5,860)	$ (1,923)	$ (2,767)	$ 5,503	$ (10,034)	$ (7,468)
Basic and diluted earnings (loss) per share:
Weighted average basic and diluted shares outstanding									13,403,083	12,839,761	12,572,843
Continuing operations					$ (0.10)	$ (0.52)	$ (0.24)	$ (0.24)		$ (1.11)	$ (0.69)
Discontinued operations					0.14	0.07	0.09	0.02	$ 0.41	0.32	0.10
Basic and diluted earnings (loss) per share					$ 0.04	$ (0.45)	$ (0.15)	$ (0.22)	$ 0.41	$ (0.79)	$ (0.59)